Note 4 - Loans and Leases	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 4 – LOANS

Loans receivable at December 31, 2021 and 2020 consist of the following:

	2021	2020

Residential 1-4 family real estate	$112,196	$111,061
Commercial and multi-family real estate	404,964	374,832
Commercial	86,834	141,280
Consumer	5,565	6,930
Total loans	$609,559	$634,103

Fixed rate loans approximated $172,238,000 at December 31, 2021 and $156,458,000 at December 31, 2020.

Loans originated through the PPP program are included in the Commercial segment and had an outstanding balance of $6.6 million at December 31, 2021.

Most of the Corporation’s lending activities are with customers located in Northwestern and West Central Ohio. As of December 31, 2021 and 2020, the Corporation’s loans from borrowers in the agriculture industry represent the single largest industry and amounted to $61,496,000 and $53,524,000, respectively. Agriculture loans are generally secured by property and equipment. Repayment is primarily expected from cash flow generated through the harvest and sale of crops or milk production for dairy products. Agriculture customers are subject to various risks and uncertainties which can adversely impact the cash flow generated from their operations, including weather conditions; milk production; health and stability of livestock; costs of key operating items such as fertilizer, fuel, seed, or animal feed; and market prices for crops, milk, and livestock. Credit evaluation of agricultural lending is based on an evaluation of cash flow coverage of principal and interest payments and the adequacy of collateral received.

The Corporation originates 1-4 family real estate and consumer loans utilizing credit reports to supplement the underwriting process. The Corporation’s underwriting standards for 1-4 family loans are generally in accordance with the Federal Home Loan Mortgage Corporation (FHLMC) manual underwriting guidelines.  Properties securing 1-4 family real estate loans are appraised by fee appraisers, which are independent of the loan origination function and have been approved by the Board of Directors and the Loan Policy Committee. The loan-to-value ratios normally do not exceed 80% without credit enhancements such as mortgage insurance. The Corporation will lend up to 100% of the lesser of the appraised value or purchase price for conventional 1-4 family real estate loans, provided private mortgage insurance is obtained. The underwriting standards for consumer loans include a determination of the applicant’s payment history on other debts and an assessment of their ability to meet existing obligations and payments on the proposed loan. To monitor and manage loan risk, policies and procedures are developed and modified, as needed by management. This activity, coupled with smaller loan amounts that are spread across many individual borrowers, minimizes risk. Additionally, market conditions are reviewed by management on a regular basis. The Corporation’s 1-4 family real estate loans are secured primarily by properties located in its primary market area.

Commercial and agricultural real estate loans are subject to underwriting standards and processes similar to commercial and agricultural operating loans, in addition to those unique to real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial and agricultural real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Loan to value is generally 75% of the cost or appraised value of the assets. Appraisals on properties securing these loans are generally performed by fee appraisers approved by the Board of Directors. Because payments on commercial and agricultural real estate loans are often dependent on the successful operation or management of the properties, repayment of such loans may be subject to adverse conditions in the real estate market or the economy. Management monitors and evaluates commercial and agricultural real estate loans based on cash flows, collateral and risk rating criteria. The Corporation may require guarantees on these loans. The Corporation’s commercial and agricultural real estate loans are secured primarily by properties located in its primary market area.

Commercial and agricultural operating loans are underwritten based on the Corporation’s examination of current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. This underwriting includes the evaluation of cash flows of the borrower, underlying collateral, if applicable and the borrower’s ability to manage its business activities. The cash flows of borrowers and the collateral securing these loans may fluctuate in value after the initial evaluation. A first priority lien on the general assets of the business normally secures these types of loans. Loan to value limits vary and are dependent upon the nature and type of the underlying collateral and the financial strength of the borrower. Crop and/or hail insurance may be required for agricultural borrowers. Loans are generally guaranteed by the principal(s). The Corporation’s commercial and agricultural operating lending is primarily in its primary market area.

The Corporation maintains an internal audit department that reviews and validates the credit risk program on a periodic basis. Results of these reviews are presented to management and the audit committee. The internal audit process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Corporation’s policies and procedures.

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2021, 2020 and 2019:

	(in thousands)
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2020	$1,683	$6,664	$1,515	$132	$9,994
Provision for loan losses	1	426	(102)	(25)	300
Losses charged off	-	(1)	-	(10)	(11)
Recoveries	35	32	1	4	72
Balance at December 31, 2021	$1,719	$7,121	$1,414	$101	$10,355

	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2019	$592	$2,536	$939	$64	$4,131
Provision for loan losses	1,310	4,224	566	100	6,200
Losses charged off	(228)	(125)	(04)	(33)	(390)
Recoveries	9	29	14	1	53
Balance at December 31, 2020	$1,683	$6,664	$1,515	$132	$9,994

	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2018	$576	$2,355	$534	$62	$3,527
Provision for loan losses	22	52	465	11	550
Losses charged off	(46)	(23)	(101)	(10)	(180)
Recoveries	40	152	41	1	234
Balance at December 31, 2019	$592	$2,536	$939	$64	$4,131

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2021 and 2020:

	(in thousands)
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
2021
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$-	$-	$-	$-	$-
Collectively evaluated for impairment	1,719	7,121	1,414	101	10,355
Total allowance for loan losses	$1,719	$7,121	$1,414	$101	$10,355

Loans:
Individually evaluated for impairment	$-	$676	$1,272	$-	$1,948
Acquired with deteriorated credit quality	76	96	-	-	172
Collectively evaluated for impairment	112,120	404,192	85,562	5,565	607,439
Total ending loans balance	$112,196	$404,964	$86,834	$5,565	$609,559

	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
2020
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$-	$6	$249	$-	$255
Collectively evaluated for impairment	1,683	6,658	1,266	132	9,739
Total allowance for loan losses	$1,683	$6,664	$1,515	$132	$9,994

Loans:
Individually evaluated for impairment	$-	$1,047	$1,978	$-	$3,025
Acquired with deteriorated credit quality	60	104	-	-	164
Collectively evaluated for impairment	111,001	373,681	139,302	6,930	630,914
Total ending loans balance	$111,061	$374,832	$141,280	$6,930	$634,103

The following is a summary of the activity in the allowance for loan losses of impaired loans, which is a part of the Corporation’s overall allowance for loan losses for the years ended December 31, 2021, 2020 and 2019:

	(in thousands)
	2021	2020	2019

Balance at beginning of year	$255	$435	$128
Provision (credit) for loan losses	(255)	(180)	307
Loans charged off	-	-	-
Recoveries	-	-	-
Balance at end of year	$-	$255	$435

The average balance of impaired loans (excluding loans acquired with deteriorated credit quality) amounted to $2,558,000, $2,788,000 and $2,386,000 during 2021, 2020 and 2019, respectively. Interest income on impaired loans was $167,000 in 2021, $43,000 in 2020, and $263,000 in 2019.

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2021 and 2020:

	(in thousands)
	2021		2020
	Recorded investment	Allowance for loan losses allocated	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded:
Residential 1-4 family real estate	$-	$-	$-	$-
Commercial and multi-family real estate	668	-	872	-
Agricultural real estate	8	-	10	-
Commercial	1,272	-	425	-
Agriculture	-	-	-	-
Consumer	-	-	-	-
With an allowance recorded:
Residential 1-4 family real estate	-	-	-	-
Commercial and multi-family real estate	-	-	165	6
Agricultural real estate	-	-	-	-
Commercial	-	-	1,553	249
Agriculture	-	-	-	-
Consumer	-	-	-	-
Total	$1,948	-	$3,025	$255

The following table presents the recorded investment in nonaccrual loans, loans past due over 90 days still on accrual and troubled debt restructurings by class of loans as of December 31, 2021 and 2020:

	(in thousands)
	2021			2020
	Nonaccrual	Loans past due over 90 days still accruing	Accruing Troubled Debt Restructurings	Nonaccrual	Loans past due over 90 days still accruing	Accruing Troubled Debt Restructurings
Residential 1-4 family real estate	$184	-	$139	$363	$60	$175
Commercial and multi-family real estate	136	-	14	570	-	546
Agricultural real estate	-	-	-	11	-	-
Commercial	-	-	767	-	-	769
Agriculture	-	-	-	-	-	-
Consumer	-			6
Total	$320	-	$920	$950	$60	$1,490

The nonaccrual balances in the table above include troubled debt restructurings that have been classified as nonaccrual.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2021 and 2020 by class of loans:

	(in thousands)
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans not past due	Total
2021
Residential 1-4 family real estate	$425	-	$48	$473	$111,723	$112,196
Commercial and multi-family real estate	153	-	2	155	351,824	351,979
Agricultural real estate	-	-	-	-	52,985	52,985
Commercial	1,170	1,082	-	2,252	76,071	78,323
Agriculture	-	-	-	-	8,511	8,511
Consumer	5	-		5	5,560	5,565
Total	$1,753	$1,082	$50	$2,885	$606,674	$609,559

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans not past due	Total
2020
Residential 1-4 family real estate	$795	-	$173	$968	$110,093	$111,061
Commercial and multi-family real estate	468	181	212	861	330,154	331,015
Agricultural real estate	-	-	-	-	43,817	43,817
Commercial	676	-	-	676	130,897	131,573
Agriculture	-	-	-	-	9,707	9,707
Consumer	4	-	6	10	6,920	6,930
Total	$1,943	$181	$391	$2,515	$631,588	$634,103

Credit Quality Indicators:

The Corporation categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Corporation analyzes loans individually by classifying the loans as to the credit risk. This analysis generally includes non-homogenous loans, such as commercial and commercial real estate loans. The Corporation uses the following definitions for risk ratings for adverse classified loans:

●	Pass: Loans not meeting the previous criteria that are analyzed individually as part of the above described process are considered to be pass rated loans.
●

Special Mention: Loans which possess some credit deficiency or potential weakness which deserves close attention, but which do not yet warrant substandard classification. Such loans pose unwarranted financial risk that, if not corrected, could weaken the loan and increase risk in the future. The key distinctions of a Special Mention classification are that (1) it is indicative of an unwarranted level of risk, and (2) weaknesses are considered "potential", versus "defined", impairments to the primary source of loan repayment.

●

Substandard: These loans are inadequately protected by the current sound net worth and paying ability of the borrower. Loans of this type will generally display negative financial trends such as poor or negative net worth, earnings or cash flow. These loans may also have historic and/or severe delinquency problems, and Corporation management may depend on secondary repayment sources to liquidate these loans. The Corporation could sustain some degree of loss in these loans if the weaknesses remain uncorrected.

●

Doubtful: Loans in this category display a high degree of loss, although the amount of actual loss at the time of classification is undeterminable. This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification.

The following table provides a summary of the loan portfolio risk grades, as applicable, based on the most recent analysis performed, as of December 31, 2021 and 2020.

	(in thousands)
	Pass	Special Mention	Substandard	Doubtful	Not rated	Total

2021
Residential 1-4 family	$2,479	$-	$-	$-	$109,717	$112,196
Commercial and multi-family real estate	380,936	10,080	13,823	-	125	404,964
Commercial	77,772	228	2,272	-	6,562	86,834
Consumer	-	-	-	-	5,565	5,565
Total	$461,187	$10,308	$16,095	$-	$121,969	$609,559

	Pass	Special Mention	Substandard	Doubtful	Not rated	Total

2020
Residential 1-4 family	$6,767	$-	$-	$-	$104,294	$111,061
Commercial and multi-family real estate	356,163	6,964	11,536	-	169	374,832
Commercial	64,068	495	2,530	-	74,187	141,280
Consumer	-	-	-	-	6,930	6,930
Total	$426,998	$7,459	$14,066	$-	$185,580	$634,103

The Corporation considers the performance of the loan portfolio and its impact on the allowance for loan losses. For all loan classes that are not rated, the Corporation also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. Generally, all loans not rated that are 90 days past due or are classified as nonaccrual and collectively evaluated for impairment, are considered nonperforming. The following table presents the recorded investment in all loans that are not risk rated, based on payment activity as of December 31, 2021 and 2020:

	(in thousands)
	Residential 1-4 family	Commercial and multi-family real estate	Commercial	Consumer	Total
2021
Performing	$109,669	$125	$6,562	$5,565	$121,921
Nonperforming	48	-	-	-	48
Total	$109,717	$125	$6,562	$5,565	$121,969

	Residential 1-4 family	Commercial and multi-family real estate	Commercial	Consumer	Total
2020
Performing	$104,121	$153	$74,187	$6,924	$185,385
Nonperforming	173	16	-	6	195
Total	$104,294	$169	$74,187	$6,930	$185,580

Modifications:

The Corporation’s loan portfolio also includes certain loans that have been modified in a TDR, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Corporation’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. All TDRs are also classified as impaired loans.

When the Corporation modifies a loan, management evaluates any possible concession based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral. In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment is recognized through a specific reserve in the allowance or a direct write down of the loan balance if collection is not expected.

There were no modifications for TDR loans during the years ended December 31, 2021 or December 31, 2020.  There were no other subsequent defaults relating to TDR loans during the years ended December 31, 2021 and 2020.

As a result of the COVID-19 pandemic, payment deferrals and interest only payment options for consumer, small business, and commercial customers for up to 90 days were offered.  Payment extensions of up to 90 days for mortgage customers were also offered. As of December 31, 2021, there were 116 loans that were modified or extended, with an outstanding balance of $39.8 million.  These modifications and extensions were made under the CARES Act and are not considered TDR's.

The following is additional information with respect to loans s acquired in the Benchmark and OSB transactions as of December 31, 2021 and 2020:

	Benchmark Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2021	Receivable	Difference	Amount
Purchased Performing Loans
Balance at December 31, 2020	$37,386	$(655)	$36,731
Change due to payments received	(15,153)	327	(14,826)
Balance at December 31, 2021	$22,233	$(328)	$21,905

Purchased Impaired Loans
Balance at December 31, 2020	$287	$(173)	$114
Change due to payments received	(27)	35	8
Balance at December 31, 2021	$260	$(138)	$122

	Contractual
	Principal	Accretable	Carrying
2020	Receivable	Difference	Amount
Purchased Performing Loans and
Balance at December 31, 2019	$58,953	$(1,177)	$57,776
Change due to payments received	(21,567)	522	(21,045)
Balance at December 31, 2020	$37,386	$(655)	$36,731

Purchased Impaired Loans
Balance at December 31, 2019	$354	$(192)	$162
Change due to payments received	(67)	19	(48)
Balance at December 31, 2020	$287	$(173)	$114

	The Ohio State Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2021	Receivable	Difference	Amount
Purchased Performing Loans
Balance at December 31, 2020	$10,181	$(319)	$9,862
Change due to payments received	(3,157)	129	(3,028)
Balance at December 31, 2021	$7,024	$(190)	$6,834

Purchased Impaired Loans
Balance at December 31, 2020	$109	$(59)	$50
Change due to payments received	(50)	50	-
Balance at December 31, 2021	$59	$(9)	$50

	Contractual
	Principal	Accretable	Carrying
2020	Receivable	Difference	Amount
Purchased Performing Loans
Balance at December 31, 2019	$13,047	$(430)	$12,617
Change due to payments received	(2,866)	111	(2,755)
Balance at December 31, 2020	$10,181	$(319)	$9,862

Purchased Impaired Loans
Balance at December 31, 2019	$160	$(134)	$26
Change due to payments received	(51)	75	24
Balance at December 31, 2020	$109	$(59)	$50

As a result of the acquisitions, the Corporation has loans, for which there was at acquisition, evidence of deterioration of credit quality since origination and for which it was probable at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans was $122,000 as of December 31, 2021 and $114,000 as of December 31, 2020 related to the Benchmark acquisition and $50,000 at both  December 31, 2021 and  December 31, 2020 for the OSB acquisition.

There was no provision for loan losses recognized for the years ended December 31, 2021 and 2020 related to the acquired loans as there was no significant change to the credit quality of the loans during the periods.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are loan customers of the Corporation. Such loans are made in the ordinary course of business in accordance with the normal lending policies of the Corporation, including the interest rate charged and collateralization. Such loans amounted to $1,105,000 and $965,000 at December 31, 2021 and 2020 respectively. The following is a summary of activity during 2021, 2020 and 2019 for such loans:

	(in thousands)
	2021	2020	2019
Beginning of year	$965	$1,154	$1,371
Additions	4	4	-
Effect of change in composition of related parties	331	-	-
Repayments	(195)	(193)	(217)
End of year	$1,105	$965	$1,154

Additions and repayments include loan and lease renewals, as well as net borrowings and repayments under revolving lines-of-credit.